CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 1,646.4	$ 2,118.2	$ 1,455.9
Adjustments to reconcile net changes in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on investments	(618.5)	(99.7)	331.4
Net change in unrealized appreciation on investments and mortgage loans payable	(526.9)	(1,528.7)	(1,391.6)
Reinvestment of limited partnership distribution	(1.3)
Purchase of real estate properties	(1,229.6)	(1,368.2)	(582.0)
Capital improvements on real estate properties	(167.9)	(206.7)	(196.1)
Proceeds from sale of real estate properties	442.9	933.8	435.8
Purchases of long term investments	(1,101.1)	(458.9)	(370.2)
Proceeds from long term investments	1,499.8	431.9	224.9
Increase in loans receivable	(100.0)
Increase in other investments	(376.5)	(711.8)	(550.0)
Change in due to (from) investment manager	1.5	(4.7)	(13.1)
(Increase) decrease in other assets	(33.3)	85.7	(21.4)
Increase (decrease) in other liabilities	29.1	(1.7)	8.6
NET CASH USED IN OPERATING ACTIVITIES	(535.4)	(810.8)	(667.8)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received		252.5	900.0
Payments of mortgage loans	(373.8)	(222.7)	(830.2)
Premiums	2,852.3	2,432.6	2,439.0
Liquidity units redeemed			(325.4)
Annuity payments	(36.7)	(31.6)	(28.3)
Withdrawals and death benefits	(1,931.0)	(1,598.1)	(1,494.4)
NET CASH PROVIDED BY FINANCING ACTIVITIES	510.8	832.7	660.7
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(24.6)	21.9	(7.1)
CASH AND CASH EQUIVALENTS
Beginning of period	36.5	14.6	21.7
End of period	11.9	36.5	14.6
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	82.7	$ 100.1	$ 116.2
Loan assignment as part of a real estate disposition	200.0
Conversion of note receivable	$ 100.6